Fair values of financial instruments - Additional Information (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on impairment of intangibles	$ 0	$ 0	$ (21)	$ 0
Discount rate | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party loans payable, weighted average cost of capital			0.37
Discount rate | Senior credit facilities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, cost of debt percent			0.118	0.06